Contingencies Broken down (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Total provisions	BRL 4,434,966	BRL 5,131,768	BRL 5,616,317
Current	1,020,994	1,058,521
Non-current	3,413,972	4,073,247
Overtime
Loss Contingencies [Line Items]
Total provisions	329,510	471,506
Sundry premiums
Loss Contingencies [Line Items]
Total provisions	110,664	131,963
Indemnities
Loss Contingencies [Line Items]
Total provisions	99,607	152,113
Stability/reintegration
Loss Contingencies [Line Items]
Total provisions	97,783	126,070
Additional post-retirement benefits
Loss Contingencies [Line Items]
Total provisions	70,942	83,417
Salary differences and related effects
Loss Contingencies [Line Items]
Total provisions	38,013	52,852
Lawyer/expert fees
Loss Contingencies [Line Items]
Total provisions	25,291	29,382
Severance pay
Loss Contingencies [Line Items]
Total provisions	15,016	20,235
Labor fines
Loss Contingencies [Line Items]
Total provisions	10,275	15,562
Employment relationship
Loss Contingencies [Line Items]
Total provisions	6,967	5,717
Severance Pay Fund (FGTS) [Member]
Loss Contingencies [Line Items]
Total provisions	6,694	9,359
Joint liability
Loss Contingencies [Line Items]
Total provisions	610	1,581
Other labor claims
Loss Contingencies [Line Items]
Total provisions	38,105	55,267
Labor contingencies
Loss Contingencies [Line Items]
Total provisions	849,477	1,155,024	1,142,274
State VAT (ICMS)
Loss Contingencies [Line Items]
Total provisions	308,144	363,025
Tax on services (ISS)
Loss Contingencies [Line Items]
Total provisions	71,201	71,666
INSS (joint liability, fees, and severance pay)
Loss Contingencies [Line Items]
Total provisions	29,394	31,735
Tax on net income (ILL)
Loss Contingencies [Line Items]
Total provisions	6,882	20,691
Other tax claims
Loss Contingencies [Line Items]
Total provisions	76,736	45,504
Tax contingencies
Loss Contingencies [Line Items]
Total provisions	492,357	532,621	640,372
Corporate
Loss Contingencies [Line Items]
Total provisions	1,111,742	1,549,525
ANATEL
Loss Contingencies [Line Items]
Total provisions	1,148,621	1,104,163
Small claims courts
Loss Contingencies [Line Items]
Total provisions	361,474	282,209
Other civil claims
Loss Contingencies [Line Items]
Total provisions	471,295	508,226
Civil contingencies
Loss Contingencies [Line Items]
Total provisions	BRL 3,093,132	BRL 3,444,123	BRL 3,833,671